STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Equity [Abstract]
During the year ended February 28, 2022 Series F shareholders had the following activity:

Summary of Common Stock Warrant Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	1,216,845,661	$0.07	2.38
Issued	94,000,000	$0.009	4.94
Adjusted(1)	66,750,000	$0.011	1.41
Exercised	(61,378,210)	$0.011	(1.41)
Forfeited, extinguished and cancelled	(955,000,000)	$0.008	(1.61)
Outstanding at November 30, 2022	361,217,451	$0.03	2.52

(1)	Required dilution adjustment per warrant agreement

During the year ended February 28, 2022 Series F shareholders had the following activity:

—	40 Series F Preferred Shares and a warrant to purchase 367 Series F Preferred Shares with a five-year term and an exercise price of $1.00 were issued to an investor in exchange for amending their deferred variable payment obligation agreement. The company attributed a fair value based on recent transactions for the Series F Preferred stock and warrants of $33,015,214 and recorded a loss on settlement of debt with a corresponding adjustment to paid in capital.

—	The warrant holder exercised the warrant in part to acquire 38 Series F Preferred Shares.

—	The shareholder above converted 78 Series F Preferred Shares into 316,345,908 common shares.

—	Two Series F Preferred shareholders exchanged 83 Series F Preferred Shares for two promissory notes on March 23, 2021. The notes are non-interest bearing, have a one-year maturity and total $7,546,775. These notes were subsequently exchanged on June 2, 2021 for a total of 116,104.232 common shares.

—	On July 12, 2021, the former director agreed to surrender his remaining 184 Series F preferred shares in exchange for a note payable from the Company of $4,000,160 bearing interest at 7% per annum with a 5 year term, maturing July 12, 2026.

—	On August 24, 2021the Series F preferred warrant holder agreed to not exercise his warrant privileges on his remaining 329 warrant shares before September 1, 2023.

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years

Outstanding at March 1, 2021	—	—	—
Issued	367	$1.00	5.00
Exercised	(38)	$1.00	5.00
Forfeited and cancelled	—	—	—
Outstanding at February 28 2022	329	$1.00	4.50

Summary of Warrant Activity

Summary of Warrant Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2020	142,859,043	$0.003	1.81
Issued	1,424,521,449	0.002	3.00
Exercised	(947,857,000)	0.002	3.00
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2021	619,523,492	$0.03	2.81
Issued	1,008,324,212	0.06	2.47
Exercised	(411,000,000)	0.06	1.75
Forfeited and cancelled	(2,043)	—	—
Outstanding at February 28, 2022	1,216,845,661	$0.06	2.38

During the year ended February 28, 2022 warrant holders had the following activity:

During the year ended February 28, 2022 warrant holders had the following activity:

—	warrant holders exercised warrants to acquire 411,000,000 shares on a cashless basis for 395,022,447 common shares with a corresponding adjustment to paid in capital.

—	in conjunction with debt disclosed in Note 11 (44), the Company issued warrants to a lender to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033, in conjunction with debt disclosed in Note 11 (10), the Company issued warrants to a lender to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005,andin conjunction with debt disclosed in Note 11 (46), the Company issued warrants to a lender to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783 all using the Black-Scholes model with assumptions described below:

Strike price	$0.135 - $0.037
Fair value of Company’s common stock	$0.146 - $0.0071
Dividend yield	0.00%
Expected volatility	411.0% - 403.33%
Risk free interest rate	0.43% - 0.27%
Expected term (years)	3.00

—	in conjunction with debt extensions on notes payable disclosed in Note 12 (10, 43, 44), the Company issued warrants to a lender to purchase a total 285,000,000 shares at an exercise price of $0.164 per share with a 3-year term and having an aggregate fair value of $5,415,000, recorded as interest with a corresponding adjustment to paid in capital all using the Black-Scholes model with assumptions described below:

Strike price	$0.0164
Fair value of Company’s common stock	$0.019
Dividend yield	0.00%
Expected volatility	385.60%
Risk free interest rate	1.62%
Expected term (years)	3.00

—	As share issuance costs to a broker the company issued warrants to acquire a total of 3,324,212 shares with a fair value of $21,929 recorded against share proceeds with a corresponding adjustment to paid in capital all using the Black-Scholes model with assumptions described below:

Strike price	$0.041-$0.029
Fair value of Company’s common stock	$0.039-$0.028
Dividend yield	0.00%
Expected volatility	35.30-35.90%
Risk free interest rate	0.46-0.95%
Expected term (years)	3.00